Schedule of cash and cash equivalents (Details)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Cash at banks	$ 9,817,809		$ 65,195			$ 195,828
Cash on hand	20		989			1,881
Cash	$ 9,817,829	$ 24,312	$ 66,184	$ 48,936	$ 92,808	$ 197,709	$ 216,752	$ 225,348